PERSONNEL EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salaries	R$ (11,094,886)	R$ (10,319,187)	R$ (9,699,551)
Benefits	(5,519,234)	(5,270,848)	(5,004,251)
Social security charges	(3,938,917)	(3,738,015)	(3,494,005)
Employee profit sharing	(1,585,405)	(1,384,381)	(1,579,908)
Training	(138,868)	(102,027)	(111,337)
Total	R$ (22,277,310)	R$ (20,814,458)	R$ (19,889,052)